1
Gabelli Growth Innovators ETF
Schedule of Investments — September 30, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 87.4%
Aerospace and Defense – 4.3%
1,041
General Electric Co. ................................
$ 313,154
105
Howmet Aerospace Inc. ..........................
20,604
333,758
Automotive – 1.5%
260
Tesla Inc.† ..............................................
115,627
Communication Services – 15.1%
1,460
Alphabet Inc., Cl. C .................................
355,583
489
Meta Platforms Inc., Cl. A .......................
359,112
234
Netflix Inc.† .............................................
280,547
247
Spotify Technology SA† ..........................
172,406
1,167,648
Consumer Discretionary – 6.9%
1,915
Amazon.com Inc.† ..................................
420,477
55
Costco Wholesale Corp. .........................
50,910
26
MercadoLibre Inc.† .................................
60,760
532,147
Energy and Utilities – 4.0%
510
GE Vernova Inc. ......................................
313,599
Financials – 10.8%
559
Arthur J. Gallagher & Co. ........................
173,145
1,618
KKR & Co. Inc. ........................................
210,259
513
Mastercard Inc., Cl. A .............................
291,799
339
Moody's Corp. .........................................
161,527
836,730
Health Care – 8.9%
1,316
Boston Scientific Corp.† .........................
128,481
277
Eli Lilly & Co. ...........................................
211,351
310
Intuitive Surgical Inc.† ............................
138,642
569
Stryker Corp. ...........................................
210,342
688,816
Industrials – 3.5%
472
Eaton Corp. plc .......................................
176,646
216
Trane Technologies plc ...........................
91,143
267,789
Information Technology - Semiconductors – 17.1%
622
Applied Materials Inc. .............................
127,348
124
ASML Holding NV ...................................
120,043
1,233
Broadcom Inc. .........................................
406,779
3,567
NVIDIA Corp. ..........................................
665,531
1,319,701
Information Technology - Software and Services – 15.3%
955
Apple Inc. ................................................
243,172
163
Cadence Design Systems Inc.† .............
57,255
240
CrowdStrike Holdings Inc., Cl. A† ...........
117,691
137
Intuit Inc. .................................................
93,559
711
Microsoft Corp. .......................................
368,262
760
Oracle Corp. ...........................................
213,742
Shares Market Value
102
ServiceNow Inc.† ....................................
$ 93,869
1,187,550
TOTAL COMMON STOCKS .......... 6,763,365
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 12.6%
$ 980,000 U.S. Treasury Bills,
3.92% to 4.12%††, 10/09/25 to 12/04/25
975,803
TOTAL INVESTMENTS — 10 0.0%
(cost $5,463,373) ....................................
$ 7,739,168
† Non-income producing security.
†† Represents annualized yields at dates of purchase.